Contract Liabilities	6 Months Ended
Jun. 30, 2026
Contract Liabilities
Contract Liabilities

12) Contract Liabilities

The unfavorable contractual rights for the time charter contract associated with Tuva Knutsen were obtained in connection with the acquisition in 2024 that had unfavorable contractual terms relative to market as of the acquisition date. The Tuva Knutsen commenced on its 5 year time charter in February 2021, with options to declare additional terms for up to a total of 10 years. The unfavorable contract rights related to the Tuva Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in January 2036.

The unfavorable contractual rights for the time charter contract associated with Live Knutsen were obtained in connection with the acquisition in 2025 that had unfavorable contractual terms relative to market as of the acquisition date. The Live Knutsen commenced on its 5 year time charter in January 2022, with options to declare additional terms for up to a total of 6 years. The unfavorable contract rights related to the Live Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in December 2032.

The unfavorable contractual rights for the time charter contract associated with Daqing Knutsen were obtained in connection with an acquisition in 2025 that had unfavorable contractual terms relative to market as of acquisition date. The Daqing Knutsen commenced on its 5 year time charter contract in July 2022, with options to declare additional terms for up to a total of 5 years. The unfavorable contract rights related to the Daqing Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in July 2032.

	Unfavourable	Unfavourable	Unfavourable	Total
	contract rights	contract rights	contract rights	Contract
(U.S. Dollars in thousands)	Tuva Knutsen	Live Knutsen	Daqing Knutsen	liabilities
Contract liabilities, December 31, 2024	$(26,665)	$—	$—	$(26,665)
Additions	—	(24,463)	(24,754)	(49,217)
Amortization for the period	2,406	2,602	1,748	6,756
Contract liabilities, December 31, 2025	(24,259)	(21,861)	(23,006)	(69,126)
Amortization for the period	1,203	1,562	1,748	4,513
Contract liabilities, June 30, 2026	$(23,056)	$(20,299)	$(21,258)	$(64,613)

The following table presents the Partnership`s outstanding contractliabilities as of June 30, 2026.

(U.S. Dollars in thousands)
2026 (excluding the six months ended June 30, 2026)	$(4,511)
2027	(9,024)
2028	(9,024)
2029	(9,024)
2030 and thereafter	(33,030)
Total	$(64,613)